SUBSEQUENT EVENTS - Share Repurchase (Q2) (Details) - Subsequent Events - Class A ordinary shares [Member]	3 Months Ended
Oct. 10, 2023 $ / shares shares
SUBSEQUENT EVENTS
Number of shares repurchased, under stock repurchase program (in shares) | shares	38,804
Average price of stock repurchased (in dollars per share) | $ / shares	$ 9.3